Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Operating lease liabilities
Schedule of weighted-average remaining lease term and weighted-average discount rate

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2020		2021
Weighted-average remaining lease term:	.
- Operating leases	3.66	years	5.88	years
Weighted-average discount rate
- Operating leases	6.72%		6.63%

Schedule of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2022	341,511
2023	261,740
2024	210,048
2025	170,063
2026	110,084
Thereafter	313,382
Total lease commitment	1,406,828

Less: Imputed interest	(245,157)

Total operating lease liabilities	1,161,671
Less: current operating lease liabilities	(278,176)

Long-term operating lease liabilities	883,495

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the year ended December 31, 2020 and 2021 is as follows:

	For Year Ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	184,363	261,435
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	244,684	863,076